Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Pre-Tax Loss	The Company’s pre-tax loss for the years ended December 31, 2023 and 2022 consisted of the following:
	Years Ended December 31,
	2023	2022
Domestic	$(12,732,735)	$(11,587,158)
Foreign	(415,553)	328,895
Pre-tax Loss	$(13,148,288)	$(11,258,263)

Schedule of Provision for Income Taxes	The provision for income taxes for the years ended December 31, 2023 and 2022 was as follows:
Years Ended December 31,
	2023	2022
Federal	$-	$-
State	-	-
Foreign	-	-
Total current	$-	$-

Deferred:
Federal	$-	$-
State	-	-
Total deferred	-	-
Total provision for income taxes	$-	$-

Schedule of Effective Tax Rate	The Company’s effective tax rate for the years ended December 31, 2023 and 2022 differed from the U.S. federal statutory rate as follows:
	Years Ended December 31,
	2023	2022
	%	%
Federal tax benefit at statutory rate	(21.0)	(21.0)
Permanent differences	(4.4)	(22.9)
State tax benefit, net of Federal benefits	-	-
Other	-	-
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate	-	-
Net change in valuation allowance	25.4	43.9
Provision	-	-

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences and carryforwards that gave rise to significant portions of the deferred tax assets and liabilities were as follows:
	Years Ended December 31,
	2023	2022
Net operating loss carryforwards	$28,000,639	$18,187,286
Depreciation	(357,531)	59,454
Total assets	27,643,108	18,246,740

Total liabilities	-	-
Less: Valuation allowance	(27,643,108)	(18,246,740)

Net deferred tax liabilities	$-	$-